Property, Plant and Equipment - Schedule of Property Plant and Equipment are depreciated on straight Line Basis (Details)	12 Months Ended
Dec. 31, 2025
Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, description	Over the shorter of 50 years and the remaining lease terms
Leasehold improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvement	5 years
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Computer equipment	33.33%
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, description	Over the lease term